Current and Deferred taxes (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of current tax liabilities (assets)
Current tax (assets)	$ (11,648)
Current tax liabilities		8,093
Total tax payable (recoverable)	(11,648)	8,093
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	153,424	196,527	$ 145,112
Minus:
Provisional monthly payments	(159,943)	(186,060)
Credit for training expenses	(2,145)	(1,937)
Land taxes leasing
Grant credits	(1,149)	(1,320)
Other	(1,835)	883
Total tax payable	$ (11,648)	$ 8,093